Short-Term Borrowings - Schedule of Short-Term Borrowings (Details) - USD ($)		Jun. 30, 2025	Dec. 31, 2024
Schedule of Short-Term Borrowings [Line Items]
Short-term borrowings		$ 108,789	$ 3,259,981
Interest-free borrowings due to a non-controlling shareholder [Member]
Schedule of Short-Term Borrowings [Line Items]
Short-term borrowings	[1]	108,789	109,941
Short-term revolving loan due to a third-party lender one [Member]
Schedule of Short-Term Borrowings [Line Items]
Short-term borrowings	[2]		2,506,000
Short-term revolving loan due to a third-party lender Two [Member]
Schedule of Short-Term Borrowings [Line Items]
Short-term borrowings	[3]		$ 644,040

[1]	The balance represented an interest-free loan due to a non-controlling shareholder. The loan was payable on demand.
[2]	In May 2024, a subsidiary of the Company obtained a short-term revolving loan with an aggregate principal amount of approximately $2,575,000 (HKD 20 million) from a third-party lender. The loan carries an annual interest rate of 15% and matures in May 2025. As of December 31, 2024, the outstanding principal amount was approximately $2,506,000, with accrued interest totaling approximately $146,000. The outstanding principal and accrued interest were fully settled in March 2025.
[3]	In May 2024, a subsidiary of the Company borrowed another short-term revolving loan in a principal of approximately $644,000 (HKD 5 million) from a third-party lender, due on July 31, 2024 at the interest rate of 5.83% per annum. The Company's CEO provided personal guarantee as collateral. This loan was fully repaid and subsequently reborrowed in the same amount in July 2024. As of December 31, 2024, the outstanding principal amount was approximately $644,000, with accrued interest totaling approximately $22,000. The outstanding principal and accrued interest were fully settled in January 2025.